Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to container investors, net	[1]	$ 21,978	$ 30,672
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees		10,516	8,322
Affiliated Container Investors
Related Party Transaction [Line Items]
Due to container investors, net			5,718
Unaffiliated Container Investors
Related Party Transaction [Line Items]
Due to container investors, net		21,978	24,954
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable		13,226	24,003
Prepaid expenses and other current assets		189	470
Accounts payable and accrued expenses		(1,953)	(2,123)
Due from to related party		$ 11,462	$ 22,350

[1]	Certain amounts for the year ended December 31, 2018 have been reclassified to report the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses arising from the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 1 (u) “Reclassifications and Changes in Presentation “).